Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Goodwill (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2020 USD ($) segment	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)
Goodwill [Line Items]
Goodwill impairments	$ 0	$ 0		$ 2,096,000,000	$ 0	$ 0
Goodwill				807,000,000	2,912,000,000	2,925,000,000
Goodwill [Roll Forward]
Beginning Balance				2,912,000,000	2,925,000,000
Impairment charges				(2,096,000,000)
Foreign currency translation adjustment				(9,000,000)	(13,000,000)
Ending Balance				807,000,000	2,912,000,000	2,925,000,000
Costa
Goodwill [Line Items]
Goodwill				435,000,000	435,000,000
Goodwill [Roll Forward]
Beginning Balance				435,000,000
Ending Balance					435,000,000
NAA Segment
Goodwill [Line Items]
Number of reporting units impaired | segment			2
Goodwill				579,000,000	1,898,000,000	1,898,000,000
Goodwill [Roll Forward]
Beginning Balance				1,898,000,000	1,898,000,000
Impairment charges			$ (2,100,000,000)	(1,319,000,000)
Foreign currency translation adjustment				0	0
Ending Balance				579,000,000	1,898,000,000	1,898,000,000
EA Segment
Goodwill [Line Items]
Number of reporting units impaired | segment			2
Goodwill				228,000,000	1,014,000,000	1,027,000,000
Goodwill [Roll Forward]
Beginning Balance				1,014,000,000	1,027,000,000
Impairment charges				(777,000,000)
Foreign currency translation adjustment				(9,000,000)	(13,000,000)
Ending Balance				$ 228,000,000	1,014,000,000	$ 1,027,000,000
EA Segment | Costa
Goodwill [Roll Forward]
Impairment charges					$ 0